ALPS ETF TRUST
U.S. Equity High Volatility Put Write Index Fund (the “Fund”)

SUPPLEMENT DATED MARCH 31, 2013

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 22, 2013, AS SUPPLEMENTED

Change to Service Provider

Effective March 31, 2013, all references to ALPS Distributors, Inc. as the Fund’s Distributor should be deleted. Also effective March 31, 2013, the Distributor is ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

For additional information regarding the Fund, shareholders may call 855.325.8020.

Please retain this supplement for future reference.